Investments In Affiliated Companies, Partnership And Other Companies (Investments In Affiliated Companies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments In Affiliated Companies, Partnerships And Other Companies [Abstract]
Companies accounted for under the equity method	$ 122,237	$ 105,914
Companies accounted for on a cost basis	4,245	4,245
Investments in affiliated companies	$ 126,482	$ 110,159